LONG-TERM INVESTMENTS (Details) € in Millions, CAD in Millions	3 Months Ended
	Jun. 30, 2016 CAD	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 CAD	May 19, 2016 item
Eolien Maritime France SAS
LONG TERM INVESTMENTS
Ownership Interest (as a percent)				50.00%
Number of licenses for large-scale wind farms | item				3
Long term investments and deferred amounts and other assets		€ 128	CAD 181
Eolien Maritime France SAS | Long Term Investment
LONG TERM INVESTMENTS
Long term investments and deferred amounts and other assets			60
Eolien Maritime France SAS | Deferred Amounts And Other Assets
LONG TERM INVESTMENTS
Long term investments and deferred amounts and other assets			CAD 121
Eddystone Rail Company, LLC
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		75.00%	75.00%
Investment impairment	CAD 176